Equity investments (Tables)	12 Months Ended
Dec. 31, 2013
Equity investments
Schedule of changes in equity investments

	Zhizhu Network	Unknown Worlds	Venture Capital Fund	Youtang	Daqu	Other Investments	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2011	23,579,748	9,804,981	—	—	—	—	33,384,729
Investment	—	—	200,000,000	—	—	—	200,000,000
Share of (loss) / income in equity investment	(2,634,842)	6,638,070	(9,337,723)	—	—	—	(5,334,495)
Foreign currency translation adjustments	—	(43,034)	(175,143)	—	—	—	(218,177)

Balance as of December 31, 2012	20,944,906	16,400,017	190,487,134	—	—	—	227,832,057
Investment	—	5,098,956	197,982,823	20,000,000	40,000,000	18,250,000	281,331,779
Share of (loss) / income in equity investment	(589,264)	971,817	(13,345,038)	(700,401)	(109,401)	(1,425,862)	(15,198,149)
Converted to controlling interest (Note 11-(5))	—	(22,457,817)	—	—	—	—	(22,457,817)
Foreign currency translation adjustments	—	(12,973)	(1,476,182)	—	—	—	(1,489,155)

Balance as of December 31, 2013	20,355,642	—	373,648,737	19,299,599	39,890,599	16,824,138	470,018,715